Other Non Current Assets - Additional information (Details) (USD $) In Thousands, unless otherwise specified				9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 20, 2012 Samsung Integer	Dec. 31, 2011 Samsung Integer	Dec. 31, 2012 Samsung	Nov. 22, 2010 Samsung	Dec. 31, 2012 Saga and Vilamoura	Dec. 31, 2011 Ocean Rig Mykonos
Security deposits for derivatives	$ 550	$ 33,100						$ 550	$ 33,100
Option for construction of drillships	0	24,756
Non-refundable slot reservation fee per drillship							24,756
Option Final Exercise Date						31-Mar-13
Advances for vessels and drillships under construction	$ 1,201,807	$ 1,027,889	$ 2,072,699	$ 24,756	$ 74,628
Number Of Options Exercised				1	3